Note Payable - Summary of Notes Payable (Details) (Parenthetical) - USD ($)	May 20, 2019	Apr. 18, 2019	Jan. 11, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Note payable				$ 476,159
Warrants price per shares						$ 0.625
Inventory Financing [Member]
Line of credit			$ 1,000,000
Line of credit facility, interest rate			12.00%
Inventory Financing [Member] | Minimum [Member]
Ownership percentage			5.00%
Promissory Note [Member]
Note payable	$ 400,000
Debt instrument, interest rate	12.00%
Debt instrument, maturity date	Aug. 20, 2019
Promissory Note [Member] | Minimum [Member]
Ownership percentage	5.00%
Convertible Note [Member]
Note payable		$ 150,000
Debt instrument, interest rate		10.00%
Debt instrument, maturity date		Dec. 31, 2019
Debt instrument, conversion price		$ 0.12
Convertible note payable description		This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder's option or automatically upon maturity provided the 20-day volume weighted average price per share of the Company's common stock upon maturity is at least $0.12 per share.
Convertible Note [Member] | Detachable Warrant [Member]
Warrants to purchase common stock		500,000
Warrants price per shares		$ 0.20
Discount on convertible note		$ 33,300		$ 83,300